FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES - Carrying Value and Estimated Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Level 1 | Recurring | Fair Value
Financial Assets and Liabilities Fair Value Disclosure [Abstract]
Cash and cash equivalents	$ 12,681	$ 8,446
Accounts receivable	8,381	2,602
Accounts payable	4,192	843
Accounts payable, related party	916	492
Other current liabilities	2,768	3,147
Level 1 | Recurring | Carrying Value
Financial Assets and Liabilities Fair Value Disclosure [Abstract]
Cash and cash equivalents	12,681	8,446
Accounts receivable	8,381	2,602
Accounts payable	4,192	843
Accounts payable, related party	916	492
Other current liabilities	2,768	3,147
Level 2 | Recurring | Fair Value
Financial Assets and Liabilities Fair Value Disclosure [Abstract]
Initial Credit Facility	(132,905)	(132,905)
DVB Credit Facility	(9,000)	0
Level 2 | Recurring | Carrying Value
Financial Assets and Liabilities Fair Value Disclosure [Abstract]
Initial Credit Facility	(132,905)	(132,905)
DVB Credit Facility	(9,000)	0
Level 2 | Nonrecurring | Fair Value
Financial Assets and Liabilities Fair Value Disclosure [Abstract]
Vessels	0	176,914
Level 2 | Nonrecurring | Carrying Value
Financial Assets and Liabilities Fair Value Disclosure [Abstract]
Vessels	$ 0	$ 176,914